ProShares S and P Technology Dividend Aristocrats ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ProShares S and P Technology Dividend Aristocrats ETF | None
Prospectus [Line Items]
Annual Return [Percent]	9.92%	27.18%	(15.87%)	28.16%	29.00%